Income Tax (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards			$ 728,566	$ 69,745
Current Income Tax Expense (Benefit)	$ 959,639		959,639
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	24,766	$ 0	35,065
Income taxes payable	$ 1,019,471		$ 994,704